SUNAMERICA EQUITY FUNDS

Supplement to the Statement of Additional Information dated January 29, 2001, as supplemented February 20, 2001


	Under the section entitled "INDEPENDENT AUDITORS AND LEGAL COUNSEL" - on page B-71 of the Statement of Additional Information, the last sentence should be replaced in its entirety with the following:

The firm of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022, serves as legal counsel to the Trust.



Dated:  June 1, 2001